Other Accrued Expenses and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Accrued Expenses and Other Liabilities
Professional fees	$ 3,560	$ 4,364
Accrued interest	6,226	5,963
Occupancy expense	2,108	1,879
Technology expense	1,841	2,623
Forward exchange contracts	204	3,605
Other accrued expenses	6,738	9,995
Total	$ 20,677	$ 28,429